Issued Capital and Preference Shares - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Jul. 13, 2017 USD ($) $ / shares shares	Jul. 13, 2017 CNY (¥) shares	Jul. 04, 2006 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares $ / shares shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 $ / shares shares
Disclosure of classes of share capital [line items]
Dividend paid per share | $ / shares	$ 0.90			$ 2.21			$ 0.90	$ 0.85
Dividend paid in form of cash	$ 34,700			$ 89,305	¥ 597,459	¥ 235,947
Dividend paid in form of shares	99,790	99,790
Weighted average trading price per share | $ / shares	$ 19.0329
Total value of dividend paid in shares | ¥		¥ 12,900				¥ 12,897
Number of shares issued upon exercise of share options				0	0	46,400
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issue price per share | (per share)				$ 0.10			$ 0.10		¥ 0.10	¥ 0.10
Ordinary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Number of special share shall cease to carry any rights in event by HLA						7,290,000
Preference share [member] | HL Global Enterprises Limited [member]
Disclosure of classes of share capital [line items]
NCCPS issued			197,141,190
Issue price per share | $ / shares			$ 0.02					$ 0.02
Number of shares converted to ordinary shares in subsidiaries capital			197,011,794					28,998
Ordinary share issued pursuant to conversion of NCCPS								2,899			2,899
Issue price per share | $ / shares											$ 0.02
NCCPS conversion ratio				10.00%	10.00%			10.00%
Equity incentive plan [member]
Disclosure of classes of share capital [line items]
Number of shares issued upon exercise of share options						46,400